Other Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of major classes of amortizable intangible assets
The major classes of amortizable intangible assets are as follows:

	June 30, 2013			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$690	$(326)	$364	$717	$(340)	$377
Client Lists	3	(1)	2	3	(1)	2
Non-compete Agreements	4	—	4	3	—	3
Trade Names	2	(1)	1	11	(10)	1
Total Customer and Marketing Related	699	(328)	371	734	(351)	383
Contract based, Technology and Other	5	(3)	2	4	(2)	2
Total amortizable intangible assets	$704	$(331)	$373	$738	$(353)	$385

	December 31, 2012			December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$717	$(340)	$377	$686	$(269)	$417
Client Lists	3	(1)	2	8	(7)	1
Non-compete Agreements	3	—	3	—	—	—
Trade Names	11	(10)	1	11	(10)	1
Total Customer and Marketing Related	734	(351)	383	705	(286)	419
Contract based, Technology and Other	4	(2)	2	4	(3)	1
Total amortizable intangible assets	$738	$(353)	$385	$709	$(289)	$420

Estimated aggregate amortization of intangible assets for each of the next five years
The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

	Remainder of 2013	2014	2015	2016	2017	Thereafter	Total
	(millions)
Amortization of intangible assets	$29	$49	$41	$36	$31	$187	$373

(millions)
2013	$55
2014	47
2015	40
2016	35
2017	30
Thereafter	178
Total	$385